Debt (Details) - USD ($) $ in Thousands	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt at par value	$ 363,625	$ 400,000	$ 179,233
Less: unamortized discount and debt issuance costs	8,915	9,257	1,643
Net carrying amount	354,710	390,743	177,590
Level 3
Debt Instrument [Line Items]
Fair value	$ 365,371	$ 400,000	$ 179,413